Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable [Line Items]
Accounts Receivable	$ 7,400	$ 7,112
Receivable from media and entertainment services [Member]
Accounts Receivable [Line Items]
Accounts Receivable	5,892	5,977
Receivable from hotel operations, hospitality and VIP services [Member]
Accounts Receivable [Line Items]
Accounts Receivable	$ 1,508	$ 1,135